Financial gain (loss) (Tables)	12 Months Ended
Dec. 31, 2023
Financial Income (Loss) [Abstract]
Disclosure of net financial income (loss)	The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Interest on Kreos 1 & 2 straight bond loans	(2,344)	(3,737)	(760)
Interest on convertible loan notes	(1,064)	(2,641)	(3,935)
Interest on conditional advances	(145)	(196)	(176)
Interest on royalty certificates	—	(356)	(8,942)
Interest on lease liabilities	(5)	(10)	(13)
Increase in derivatives fair value	—	—	(3,046)
Loss on derecognition of financial liabilities	—	—	(3,431)
Transaction costs	—	—	(1,924)
Foreign exchange losses	—	—	(5,573)
Other	(2)	(83)	(73)
Financial expenses	(3,561)	(7,022)	(27,875)
Interest income	—	—	2,418
Decrease/(increase) in derivatives fair value	2,425	9,366	1,006
Decrease/(increase) in other liabilities at fair value through profit and loss	—	1,446	3,198
Effect of unwinding the discount related to advances made to CROs	—	—	355
Day-one gain on recognition of financial liabilities	—	—	212
Gain on derecognition of financial liabilities	—	—	192
Other financial income	84	306	130
Financial income	2,509	11,118	7,511
Financial gain (loss)	(1,052)	4,096	(20,364)